Risk Management - Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year (Details)	Dec. 31, 2024
Normal Scenario [Member] | Gross domestic product (real, original series) growth rate [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	1.97
Normal Scenario [Member] | Average capacity utilization rate for manufacturing [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	71.5
Normal Scenario [Member] | Unemployment rate (original series) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2.83
Normal Scenario [Member] | Apartment sales price index (KB, Seoul) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	93.48
Normal Scenario [Member] | KOSPI [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2,575.69
Normal Scenario [Member] | Gross domestic income (GDI) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2,307,889.89
Normal Scenario [Member] | Retail sales index [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	110.99
Normal Scenario [Member] | Actual apartment sales price index (Seoul Metropolitan Area) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	148.78
Normal Scenario [Member] | KOSDAQ [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	824.83
Good Scenario [Member] | Gross domestic product (real, original series) growth rate [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	5.74
Good Scenario [Member] | Average capacity utilization rate for manufacturing [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	78.12
Good Scenario [Member] | Unemployment rate (original series) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	1.9
Good Scenario [Member] | Apartment sales price index (KB, Seoul) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	106.74
Good Scenario [Member] | KOSPI [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	3,110.75
Good Scenario [Member] | Gross domestic income (GDI) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2,393,479.82
Good Scenario [Member] | Retail sales index [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	117.19
Good Scenario [Member] | Actual apartment sales price index (Seoul Metropolitan Area) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	172.67
Good Scenario [Member] | KOSDAQ [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	995.37
Bad Scenario [Member] | Gross domestic product (real, original series) growth rate [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	(0.18)
Bad Scenario [Member] | Average capacity utilization rate for manufacturing [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	67.74
Bad Scenario [Member] | Unemployment rate (original series) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	3.36
Bad Scenario [Member] | Apartment sales price index (KB, Seoul) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	85.95
Bad Scenario [Member] | KOSPI [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2,036.57
Bad Scenario [Member] | Gross domestic income (GDI) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2,259,290.15
Bad Scenario [Member] | Retail sales index [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	107.47
Bad Scenario [Member] | Actual apartment sales price index (Seoul Metropolitan Area) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	135.22
Bad Scenario [Member] | KOSDAQ [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	616.12
Worst Scenario [Member] | Gross domestic product (real, original series) growth rate [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	(5.11)
Worst Scenario [Member] | Average capacity utilization rate for manufacturing [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	57.38
Worst Scenario [Member] | Unemployment rate (original series) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	6.3
Worst Scenario [Member] | Apartment sales price index (KB, Seoul) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	78.42
Worst Scenario [Member] | KOSPI [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	1,817.42
Worst Scenario [Member] | Gross domestic income (GDI) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	2,084,178.8
Worst Scenario [Member] | Retail sales index [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	96.02
Worst Scenario [Member] | Actual apartment sales price index (Seoul Metropolitan Area) [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	121.66
Worst Scenario [Member] | KOSDAQ [Member]
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
Description of economic forecast of major macroeconomic variables	543.09